Schedule of Investments

ARK Venture Fund

April 30, 2026 (Unaudited)

	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PUBLIC COMPANIES – 19.3%

AEROSPACE & DEFENSE - 0.2%
Archer Aviation, Inc., Class A*	366,631	$2,566,514	$2,104,462

AUTOMOBILES - 1.5%
Kodiak Ai, Inc.*	983,953	3,004,337	8,343,922
Tesla, Inc.*	13,175	5,010,759	5,027,975
		8,015,096	13,371,897

BIOTECHNOLOGY - 7.6%
Absci Corp.*	3,013,166	9,816,163	14,990,501
Beam Therapeutics, Inc.*	476,097	12,762,174	14,440,022
CRISPR Therapeutics AG (Switzerland)*	247,511	13,367,129	12,954,726
Generate BioMedicines, Inc.*	317,120	4,618,153	4,005,225
Intellia Therapeutics, Inc.*	568,189	7,785,270	7,659,188
Prime Medicine, Inc.*	2,489,585	9,879,879	8,825,579
Recursion Pharmaceuticals, Inc., Class A*	1,093,524	4,635,764	3,783,593
		62,864,532	66,658,834

CAPITAL MARKETS - 0.7%
Coinbase Global, Inc., Class A*	13,344	2,629,046	2,505,603
Robinhood Markets, Inc., Class A*	51,761	3,882,514	3,772,859
		6,511,560	6,278,462

DIVERSIFIED FINANCIAL SERVICES - 1.2%
Tharimmune, Inc.*†	3,252,033	10,000,001	10,504,066

ELECTRIC - GENERATION - 1.9%
X-Energy Reactor Company, LLC, Class A*	515,946	7,499,998	16,370,966

ENTERTAINMENT - 0.3%
ROBLOX Corp., Class A*	36,535	2,689,292	2,018,924

HEALTHCARE PRODUCTS - 2.4%
Alamar Biosciences, Inc.*	531,786	12,893,793	13,315,921
Genedx Holdings Corp., Class A*	61,343	4,225,539	3,857,861
Twist Bioscience Corp.*	68,679	1,753,830	4,014,288
		18,873,162	21,188,070

IT SERVICES - 0.3%
Shopify, Inc., Class A (Canada)*	19,796	2,780,815	2,397,889

LIFE SCIENCES TOOLS & SERVICES - 1.4%
10X Genomics, Inc., Class A*	438,322	8,733,701	9,665,000
Pacific Biosciences of California, Inc.*	1,367,680	2,197,106	2,174,611
		10,930,807	11,839,611

SOFTWARE - 1.8%
Bitmine Immersion Technologies, Inc.*	98,779	3,686,916	2,113,871
Tempus AI, Inc., Class A*	240,805	13,572,691	13,359,861
		17,259,608	15,473,732
TOTAL COMMON STOCKS IN PUBLIC COMPANIES		149,991,384	168,206,913

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2026 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
PREFERRED STOCKS IN PRIVATE COMPANIES – 52.0%

AEROSPACE & DEFENSE - 4.2%
Axiom Space, Inc, Series C*(a)(b)	4/12/13	2,960	$500,033	$606,212
Boom Technology, Inc., Series A*(a)(b)	11/22/24	439,560	200,000	497,944
Boom Technology, Inc., Series B-1*(a)(b)	12/01/25	12,540,757	14,999,999	14,206,457
Boom Technology, Inc., Series B-3*(a)(b)	4/16/25	1,793,400	1,500,000	2,031,605
Space Exploration Technologies Corp., Series D*(a)(b)	1/31/25	3,783	6,998,550	19,475,748
			24,198,582	36,817,966

AUTO PARTS & EQUIPMENT - 0.8%
Gatik AI, Inc., Series D*(a)(b)	4/08/26	285,420	4,999,988	4,999,988
Gatik AI, Inc., Series D-1*(a)(b)	4/08/26	63,426	1,000,000	1,111,096
Outrider Technologies, Inc., Series D*(b)	7/23/24	322,131	999,998	1,074,731
			6,999,986	7,185,815

BIOTECHNOLOGY - 2.4%
Iambic Therapeutics, Inc., Series B-3*(a)(b)	10/29/25	3,870,967	11,999,998	12,144,424
Lila Sciences, Inc., Series A*(a)(b)	1/13/25	1,571,312	2,999,999	3,139,982
Relation Therapeutics, Inc., Series Seed-2*(b)	1/26/24	1,841,959	2,999,998	3,148,892
Umoja Biopharma Inc., Series C*(b)	12/20/24	632,140	2,500,000	2,636,545
			20,499,995	21,069,843

COMMUNICATION - 0.1%
Discord, Inc., Series A*(a)(b)	12/30/25	34,610	1,027,735	900,841

COMPUTERS - 1.2%
Hammerspace, Inc., Series A-1*(a)(b)	7/26/23	511,456	500,000	1,370,163
Hammerspace, Inc., Series B-2*(a)(b)	4/16/25	1,535,929	3,500,000	4,114,672
Hark Labs, Inc.*(a)(b)	4/08/26	132,078	4,999,984	4,999,984
			8,999,984	10,484,819

DIVERSIFIED FINANCIAL SERVICES - 3.9%
Kalshi Inc., Series E*(a)(b)	11/18/25	31,175	9,999,840	18,856,581
Kalshi, Inc., Series F*(a)(b)	4/10/26	24,799	14,999,979	14,999,979
			24,999,819	33,856,560

E-COMMERCE/SERVICE - 1.6%
Manna Drone Delivery, Inc., Series B*(a)(b)	10/31/25	3,590,486	14,999,998	13,770,301

ENTERTAINMENT - 1.1%
Lucra, Inc., Series A1*(a)(b)	7/17/24	226,050	500,000	570,251
Lucra, Inc., Series A1 Prime*(a)(b)	5/28/25	226,050	500,000	570,251
Lucra, Inc., Series B*(a)(b)	1/15/26	3,478,382	10,000,000	8,774,829
			11,000,000	9,915,331

FINANCE-OTHER SERVICES - 0.5%
Architect Financial Technologies, Inc., Series A*(a)(b)	12/15/25	694,444	4,999,997	3,935,788

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2026 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value

HEALTHCARE PRODUCTS - 2.0%
Freenome, Inc., Series E*(a)(b)	9/23/22	85,711	$999,990	$245,133
Freenome, Inc., Series F*(a)(b)	1/26/24	337,899	2,500,000	966,391
Neuralink Corp., Series E*(a)(b)	5/30/25	237,624	12,000,012	16,512,408
			15,500,002	17,723,932

INTERNET - 0.5%
Firmly, Inc., Series A-1*(a)(b)	8/25/25	23,179	122,997	98,896
Firmly, Inc., Series A-3*(a)(b)	5/22/24	164,831	249,999	703,272
Perplexity AI Inc., Series D-1*(a)(b)	11/19/24	60,810	1,999,853	3,542,759
			2,372,849	4,344,927

MACHINERY - CONSTRUCTION & MINING - 2.0%
Radiant Industries, Incorporated, Series C-2*(a)(b)	2/14/25	182,048	3,499,982	8,897,620
Radiant Industries, Incorporated, Series D*(a)(b)	12/15/25	165,417	6,999,984	8,084,778
			10,499,966	16,982,398

MACHINERY - DIVERSIFIED - 4.1%
Apptronik, Inc., Series A-1*(a)(b)	2/28/25	223,561	3,119,987	7,914,126
Apptronik, Inc., Series A-X*(a)(b)	10/21/25	54,102	2,080,000	1,915,227
Figure AI, Inc., Series B*(a)(b)	2/29/24	189,096	2,499,997	25,527,960
			7,699,984	35,357,313

MINING - 0.6%
Portal Space Systems, Inc., Series A-1*(b)	4/06/26	480,601	5,224,998	5,224,998

SEMICONDUCTOR - 3.5%
Ayar Labs, Inc., Series E*(a)(b)	4/06/26	478,543	24,999,933	24,999,933
Groq, Inc., Series D*(a)(b)	2/14/25	46,643	749,931	2,985,152
Tenstorrent Holdings, Inc., Series D-1*(a)(b)	7/16/24	12,687	1,050,075	1,134,508
Tenstorrent Holdings, Inc., Series D-2*(a)(b)	7/16/24	15,393	1,050,000	1,376,487
			27,849,939	30,496,080

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2026 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
SOFTWARE - 20.5%
Anthropic, Inc., Series C-1*(a)(b)	3/31/23	89,078	1,049,999	23,083,673
Crusoe, Inc.*(a)(b)	2/05/26	119,035	9,999,923	9,864,206
Databricks, Inc., Series K*(a)(b)	9/08/25	33,333	4,999,950	6,600,105
Databricks, Inc., Series L*(a)(b)	1/20/26	39,474	7,500,060	7,816,054
Hydra Host, Inc.*(a)(b)	4/06/26	613,682	15,000,008	15,000,008
Lambda Inc., Series D*(a)(b)	1/21/25	277,631	5,124,996	7,283,583
Lambda Inc., Series E-2*(a)(b)	6/10/25	180,483	5,000,000	4,734,928
Mythical, Inc., Series C-1*(a)(b)	4/11/23	60,415	500,001	104,595
Mythical, Inc., Series D*(a)(b)	7/10/25	1,351,791	3,000,001	2,340,321
Mythical, Inc., Series D-1*(a)(b)	1/31/25	287,848	167,029	498,344
OpenAI Group PBC, Series A-2*(a)(b)	9/30/24	10,646	2,001,599	7,321,148
OpenAI Group PBC, Series A-3*(a)(b)	4/16/25	16,294	5,000,000	11,205,221
OpenAI Group PBC, Series C*(b)	3/31/26	72,707	49,999,651	49,999,651
Replit, Inc., Series B-1*(a)(b)	1/23/23	25,385	1,000,000	6,302,109
Replit, Inc., Series C*(a)(b)	7/29/25	54,636	5,000,000	13,563,996
Replit, Inc., Series D*(b)	2/13/26	40,280	9,999,961	9,999,959
Shield AI, Inc., Series F*(a)(b)	10/06/23	45,674	1,999,973	7,178,583
Shield AI, Inc., Series Seed*(a)(b)	1/03/24	20,000	1,742,500	3,143,400
Sortium, Inc., Series Seed-1*(a)(b)	9/27/23	61,111	250,000	190,450
			129,335,651	186,230,334

TRANSPORTATION - 2.1%
Flexport, Inc., Series A*(a)(b)	9/23/22	49	$670	$177
Flexport, Inc., Series B-1*(a)(b)	9/23/22	4,940	67,524	17,784
Flexport, Inc., Series C*(a)(b)	9/23/22	24,640	336,798	88,704
Zipline International, Inc., Series F*(a)(b)	5/30/23	24,877	999,983	1,399,686
Zipline International, Inc., Series G*(a)(b)	7/08/24	35,761	1,500,042	2,012,066
Zipline International, Inc., Series H*(a)(b)	12/03/25	266,599	14,999,995	14,999,995
			17,905,012	18,518,412
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES			334,114,497	452,815,658

COMMON STOCKS IN PRIVATE COMPANIES – 12.0%

AEROSPACE & DEFENSE - 8.7%
Boom Technology, Inc.*(a)(b)	5/02/24	15,010	999,966	17,004
Space Exploration Technologies Corp.*(a)(b)	4/26/24	146,895	29,999,075	75,624,900
			30,999,041	75,641,904

DIVERSIFIED FINANCIAL SERVICES - 0.4%
Blockdaemon, Inc.*(a)(b)	6/27/23	830,365	3,010,000	3,380,814

ENTERTAINMENT - 0.5%
Discord, Inc.*(a)(b)	11/14/22	176,670	4,371,120	4,598,426

INTERNET - 0.4%
Revolut Group Holdings LTD (United Kingdom)*(a)(b)	2/11/25	2,888	2,511,789	3,206,587

SOFTWARE - 2.0%
Databricks, Inc.*(a)(b)	9/23/22	27,921	399,999	5,528,501
Epic Games, Inc.*(a)(b)	10/26/22	33,515	15,258,897	12,097,965
			15,658,896	17,626,466
TOTAL COMMON STOCKS IN PRIVATE COMPANIES			56,550,846	104,454,197

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2026 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
CONVERTIBLE NOTE IN PRIVATE COMPANIES – 2.5%

COMMERCIAL SERVICES - 0.1%
Critical Ideas, Inc. (Chipper Cash) 10.00%, 02/25/26(a)(b)(c)	8/25/23	500,000	500,000	500,000

ENTERTAINMENT SOFTWARE - 0.1%
Gamefam, Inc. 3.00%, 03/13/26(a)(b)(c)	3/13/24	1,000,000	1,000,000	1,000,000

INTERNET - 1.2%
Securitize, Inc. 5.00%, 09/30/28(a)(b)(c)	9/30/25	10,000,000	10,000,000	10,000,000

SEMICONDUCTOR - 1.1%
Tenstorrent Holdings, Inc. 15.00%, 11/26/30, Series E(a)(b)(c)	11/26/25	9,999,991	9,999,991	9,999,991
TOTAL CONVERTIBLE NOTE IN PRIVATE COMPANIES			21,499,991	21,499,991
SPECIAL PURPOSE VEHICLES – 2.2%

AEROSPACE & DEFENSE - 1.4%
U First Capital Fund III LLC (invested in Space Exploration Technologies Corp. through DBL Partners TIAB 2022, L.P. Common Stock)*(a)(b)(d)	10/31/23	23,810	$2,000,000	$12,257,687

SEMICONDUCTOR - 0.4%
Autopilot Horizon V-A LLC (invested in Ayar Labs, Preferred Stock)*(a)(b)(d)	4/28/25	40,868	1,030,000	2,135,041
Coin Tens, LLC (invested in Tenstorrent Holdings, Inc. Preferred Stock), Series D-1*(a)(b)(d)	1/14/25	12,686	1,068,500	1,134,428
			2,098,500	3,269,469

SOFTWARE - 0.4%
MVP Opportunity Fund VI LLC (invested in Epic Games, Inc. Common Stock)*(a)(b)(d)	9/23/22	354	265,125	127,604
Studio Type One Soul II LLC (invested in OpenAI Group PBC Common Stock)*(a)(b)(d)	7/31/24	5,797	1,000,000	3,986,608
			1,265,125	4,114,212
TOTAL SPECIAL PURPOSE VEHICLES			5,363,625	19,641,368

SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES – 1.5%

BROADCAST SERVICES - 0.1%
Kino Tech, Inc.(a)(b)	2/27/24	500,000	500,000	718,490

COMMERCIAL SERVICES - 0.1%
Critical Ideas, Inc. (Chipper Cash)(a)(b)	9/23/22	400,000	400,000	588,416

DIVERSIFIED FINANCIAL SERVICES - 0.1%
Atomic Vaults, Inc.(a)(b)	1/26/24	600,000	600,000	728,263

HOME FURNISHINGS - 1.1%
Impulse Labs, Inc.(a)(b)	10/02/28	5,000,000	5,000,000	5,000,000
Impulse Labs, Inc.(a)(b)	4/06/26	4,750,000	4,750,000	4,750,000
			9,750,000	9,750,000

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2026 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
SOFTWARE - 0.1%
Pave Financial, Inc.(a)(b)	8/16/23	500,000	500,000	651,490
Tilda Technologies, Inc (Humata AI)(a)(b)	6/27/23	250,000	250,000	250,000
			750,000	901,490
TOTAL SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES			12,000,000	12,686,659

WARRANT IN PRIVATE COMPANIES – 0.1%

SOFTWARE - 0.1%
Mythical, Inc.(a)(b)(e)	12/28/23	482,781	280,142	835,826
TOTAL WARRANTS IN PRIVATE COMPANIES			280,142	835,826

		Shares/ Principal/Units	Cost	Value

MONEY MARKET FUND – 9.6%
Goldman Sachs Financial Square Treasury Obligations Fund,3.54%(f)		83,773,643	$83,773,643	$83,773,643
TOTAL INVESTMENTS – 99.2%			663,574,128	863,914,255
Other Assets in Excess of Liabilities–0.8%				7,205,402
Net Assets–100.0%				$871,119,657

*	Non-income producing security
†	Affiliated security
(a)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of April 30, 2026, total investments in restricted securities were $611,933,699 and are classified as Level 3.
(c)	PIK: Denotes that all or a portion of the income may be paid in-kind dependent upon conversion events.
(d)	The Fund has an investment in an unaffiliated Special Purpose Vehicles (“SPVs”) which has invested in an underlying portfolio company. If applicable, the number of units presented, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.
(e)

The Fund entered into a Secured and Convertible Promissory Note and Warrant Purchase Agreement with Mythical, Inc. on December 28, 2023. The warrants are exercisable at the next qualified equity financing at $0.001 per share up to two times the portion of the Fund's convertible note amount.

(f)	Rate shown represents annualized 7-day yield as of April 30, 2026.

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026(a)
Common Stock —1.2%
Diversified Financial Services —1.2%
Tharimmune, Inc.
	–	10,000,001	–	–	504,065	–	–	–	3,252,033	10,504,066
	$–	$10,000,001	$–	$–	$504,065	$–	$–	$–	3,252,033	$10,504,066

April 30, 2026 (Unaudited)

Fair value measurements

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to determine fair value of the Fund’s investments as of April 30, 2026:

Investment in Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks in Private Companies‡	$–	$–	$452,815,658	$452,815,658
Common Stocks in Public Companies‡	168,206,913	–	–	168,206,913
Common Stocks in Private Companies‡	–	–	104,454,197	104,454,197
Convertible Note in Private Companies‡	–	–	21,499,991	21,499,991
Special Purpose Vehicles‡	–	–	19,641,368	19,641,368
Simple Agreement to Purchase Equity in Private Companies‡	–	–	12,686,659	12,686,659
Warrant in Private Companies‡	–	–	835,826	835,826
Money Market Fund	83,773,643	–	–	83,773,643
Total	$251,980,556	$–	$611,933,699	$863,914,255

‡	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented below:

	Common Stocks In Private Companies	Preferred Stocks In Private Companies	Simple Agreement To Purchase Equity In Private Companies	Convertible Note In Private Companies	Convertible Interest Rights in Private Companies	Special Purpose Vehicles	Warrant In Private Companies	Total
Balance at July 31, 2025	$40,572,333	$90,982,803	$18,457,500	$1,500,000	$8,318,557	$9,895,705	$1,071,773	$170,798,671
Purchases	18,709,094	254,197,455	9,750,000	19,999,991	–	–	–	302,656,540
Sales	–	(13,931,648)	–	–	–	–	–	(13,931,648)
Transfer into Level 3	–	–	–	–	–	–	–	–
Transfer out of Level 3	–	–	–	–	–	–	–	–
Conversion	7,000,103	1,544,924	(14,250,000)	–	(7,001,499)	–	–	(12,706,472)
Net Realized Gain (Loss)	–	18,388,058	(250,000)	–	–	–	–	18,138,058
Net Change in Unrealized Appreciation (Depreciation)	38,172,667	101,634,066	(1,020,841)	–	(1,317,058)	9,745,663	(235,947)	146,978,550
Ending Balance at April 30, 2026	$104,454,197	$452,815,658	$12,686,659	$21,499,991	$–	$19,641,368	$835,826	$611,933,699
Net Change in Unrealized Appreciation (Depreciation) on Level 3 securities still held as of April 30, 2026	38,172,667	101,634,066	(1,020,841)	–	(1,317,058)	9,745,663	(235,947)	146,978,550

April 30, 2026 (Unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2026.

Asset type	Fair Value at April 30, 2026	Valuation Approach	Significant Unobservable Inputs	Impact to value if Input Increases*	Range	Weighted Average
Preferred Stocks in Private Companies	$452,815,658	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Market Movement	Increase	(23.82)% – 37.60%	0.27%
Common Stocks in Private Companies	104,454,197	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Market Movement	Increase	(19.78)% – (2.23)%	(4.95)%
Simple Agreement to Purchase Equity in Private Companies	12,686,659	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Market Movement	Increase	0.00% – 47.10%	5.40%
Convertible Note in Private Companies	21,499,991	Market Approach	Precedent Transactions	Increase	N/A	N/A
Alternative Investment Vehicles in Private Companies	19,641,368	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Market Movement	Increase	(19.78)% – 10.61%	0.00%
Warrant in Private Companies	835,826	Market Approach	Precedent Transactions	Increase	N/A	N/A

*	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.